Filed pursuant to Rule 497(k)

File Nos. 333-28339 and 811-08239

PROFUNDS

Supplement to the Summary Prospectus for

ProFund VP Money Market (the “Fund”) dated May 1, 2011

(the “ Summary Prospectus”)

The “Management” section of the Fund’s Summary Prospectus is hereby replaced with the following:

The Fund is advised by ProFund Advisors.

The date of this Supplement is May 2, 2011